Sundry provisions (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 2,225	R$ 2,280
Sundry provisions, current	1,282	923
Sundry provisions, non current	943	1,357
Leniency Agreement [Member]
IfrsStatementLineItems [Line Items]
Total	1,016	903
Recovery Of Environmental Damage [Member]
IfrsStatementLineItems [Line Items]
Total	928	1,120
Provision For Customers Rebates [Member]
IfrsStatementLineItems [Line Items]
Total	161	127
Other [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 120	R$ 130